Employee Benefit Plans - RENAME (Details) - USD ($)		12 Months Ended
	Mar. 25, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure
401(k) plan, percentage of employer match		3.00%
401(k) plan, maximum percentage contribution by employer		6.00%
Employer contribution	$ 500,000	$ 500,000	$ 1,610,000
SERP
Defined Benefit Plan Disclosure
SERP, accrued liability		960,000
SERP, accrued expense		$ 320,000	$ 320,000